REVENUE (Tables)	12 Months Ended
Dec. 31, 2018
Revenue From Contracts With Customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers
The following table provides a summary of the Company’s revenue disaggregated by revenue source:

($000s)	2018	2017	2016
Crude oil and condensate	$51,761	$51,448	$60,546
NGLs (excluding condensate)	70,970	54,602	31,352
Crude oil, condensate and NGLs	122,731	106,050	91,898
Natural gas	100,405	137,775	128,226
Petroleum and natural gas sales	223,136	243,825	220,124
Other income (1)	5,576	5,574	7,750
Total revenue	$228,712	$249,399	$227,874
(1) Other income primarily consists of processing and other third party income.

Disclosure of commodity price risk management
As at December 31, 2018, the Company has entered into commodity price risk management arrangements as follows:
Natural gas fixed price arrangements

Type		Period	Volume	Price		Index
Natural gas fixed	Financial	January 2019	10,000 GJ/d	$2.54	CDN	AECO
Natural gas fixed	Financial	February 2019	10,000 GJ/d	$2.43	CDN	AECO
Natural gas fixed	Financial	April 1, 2019 to October 31, 2019	20,000 GJ/d	$1.79	CDN	AECO
Natural gas basis differential arrangements

Type		Period	Volume	Price		Index
Natural gas	Financial	April 1, 2019 to October 31, 2020	10,551 GJ/d	$(1.17	)US	AECO 7A/NYMEX
Natural gas	Financial	January 1, 2019 to October 31, 2020	10,551 GJ/d	$(1.19	)US	AECO 7A/NGI Chicago
Natural gas	Financial	January 1, 2019 to October 31, 2020	5,275 GJ/d	$(1.23	)US	AECO/Dawn Gas Daily

Crude oil call option arrangements

Type		Period	Volume	Price		Index
Oil	Financial	January 1, 2019 to December 31, 2019	1,000 bbl/d	$87.50	CDN	WTI - NYMEX
Oil	Financial	January 1, 2020 to December 31, 2020	1,000 bbl/d	$77.90	CDN	WTI - NYMEX
At December 31, 2018, the Company had the following contracts with customers for the sale of future production:

Commodity	Period	Volume	Price
NGL product mix	January 1, 2019 - March 31, 2026	10,000 bbl/d	Varying indices for the relative components of the product mix
Natural gas	January 1, 2019 - October 31, 2020	20,000 MMBtu/d	Chicago
Natural gas	January 1, 2019 - October 31, 2020	25,000 MMBtu/d	Dawn
Natural gas	January 1, 2019 - October 31, 2020	15,000 MMBtu/d	Malin